SHARE CAPITAL AND ADDITIONAL PAID IN CAPITAL - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Nov. 30, 2021 $ / shares shares	Nov. 30, 2021 kr / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 19, 2020 $ / shares shares
Class of Stock [Line Items]
Additional paid in capital | $	$ 1,189,060			$ 1,190,333
Additional paid in capital
Class of Stock [Line Items]
Share-based payments | $	$ (1,273)			$ 284	$ 259
Share buy-back program
Class of Stock [Line Items]
Number of shares authorized to be repurchased | shares						4,110,584
Purchase price per share (in dollars per share) | $ / shares						$ 10.00
Treasury shares (in shares) | shares		980,000	980,000
Proportion of shares in aggregate (in percent)		1.80%	1.80%
Treasury stock (in NOK and USD per share) | (per share)		$ 9.64	kr 83.13